Income taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (loss) for the year
Canadian	$ (1,654)	$ (1,217)	$ (1,195)
Foreign	732	2,602	436
(Loss) Income for the year	(922)	1,385	(759)
Canadian federal and provincial income taxes at 27% (2022 - 27%; 2021 - 27%)	(249)	374	(205)
Permanent differences and other items	(197)	(274)	(165)
Fair value adjustments	318	(100)	(453)
Foreign tax rate in foreign jurisdictions	(94)	(390)	167
Change in unrecognized deferred tax assets	247	410	624
(Expense) recovery	$ 25	$ 20	$ (32)